                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578
                                                       Expires:  May 31, 2007
                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number                       811-09797
       -------------------------------------------------------------------------


                             AIM Floating Rate Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


      Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (713)626-1919
                                                    -------------------

Date of fiscal year end:    12/31
                         ------------------

Date of reporting period:   09/30/05
                         -------------------

Item 1.  Schedule of Investments.

                             AIM FLOATING RATE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     FLR-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--          --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
SENIOR SECURED FLOATING RATE INTERESTS - 94.84%                    (b)(c)
ADVERTISING - 0.08%
Adams Outdoor Advertising
     Term Loan due 10/18/12                                        (d)              B1                   $ 194,477        $ 197,070

AEROSPACE & DEFENSE - 2.08%
Alion Science & Technology
     Term Loan B due 08/02/09                                      (d)              B1                     879,256          879,256
Anteon International Corp.
     Term Loan B due 12/31/10                                      (d)              Ba2                    938,359          948,916
ARINC Inc.
     Term Loan B due 03/10/11                                      (d)              Ba3                    246,250          249,020
CACI International Inc.
     Term Loan B due 05/03/11                                      (d)              Ba2                    249,907          252,094
Ceradyne Inc.
     Term Loan due 08/18/11                                        (d)              Ba3                    712,800          721,710
DRS Technologies, Inc.
     Term Loan due 11/04/10                                        (d)              Ba3                    402,890          406,415
K&F Industries, Inc.
    Term Loan due 11/18/12                                         (d)              B2                     728,735          732,378
Spirit Aerosystems, Inc.
     Term Loan B due 12/31/11                                      (d)              B1                     394,013          398,347
SI International, Inc.
     Term Loan B due 02/09/11                                      (d)              B1                     110,215          111,593
TransDigm, Inc.
     Term Loan C due 07/22/10                                      (d)              B1                     314,510          318,704
                                                                                                                          ---------
                                                                                                                          5,018,433
                                                                                                                          =========

AIRLINES - 0.27%
United Air Lines, Inc.
     DIP Term Loan due 12/30/05                                    (d)              Ba2                    636,225          642,587

ALTERNATIVE CARRIERS - 0.34%
WilTel Communications, LLC
    First Lien Term Loan due 06/30/10                              (d)              B2                     807,991          814,724

APPAREL RETAIL - 0.21%
William Co.
     Term Loan B due 07/14/12                                      (d)              B1                     497,813          504,969

APPAREL, ACCESSORIES & LUXURY GOODS - 0.68%
American Achievement Corp.
     Term Loan B due 03/25/11                                      (d)              B1                     143,245          143,245
Jostens, Inc.
     Term Loan C due 12/21/11                                      (d)              B1                   1,483,900        1,505,788
                                                                                                                          ---------
                                                                                                                          1,649,033
                                                                                                                          =========

                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
AUTO PARTS & EQUIPMENT - 3.06%
Accuride Corp.
     Term Loan B due 01/31/12                                      (d)              B1                   $ 426,500        $ 429,912
Federal-Mogul Corp.
     Revolving Term Loan due 11/30/05                              (d)(e)          Caa1                  1,397,346        1,301,279
Goodyear Tire & Rubber Co. (The)
     Second Lien Term Loan due 04/30/10                            (d)              Ba3                    400,000          404,750
Hayes Lemmerz International, Inc.
     Term Loan B due 06/03/09                                      (d)              B3                     672,095          670,894
Key Automotive Group
     Term Loan B due 06/29/10                                      (d)              B1                     818,991          821,038
Keystone Automotive Operations Inc.
     Term Loan B due 10/30/09                                      (d)              B1                     249,130          250,376
Mark IV Industries (Dayco Products, Inc.)
     Term Loan B due 06/23/11                                      (d)              B1                   1,081,287        1,093,114
MetoKote Corp.
     Term Loan due 11/27/11                                        (d)              B2                     349,643          352,266
RJ Tower Corp.
     DIP Term Loan due 02/02/07                                    (d)              Ba3                    500,000          506,875
Tenneco Automotive Inc.
     Term Loan B due 12/12/10                                      (d)              B1                     632,212          641,498
     Term Loan B1 due 12/12/10                                     (d)              B1                     275,259          279,302
United Components Inc.
     Term Loan C due 06/30/10                                      (d)              B1                     636,533          646,081
                                                                                                                          ---------
                                                                                                                          7,397,385
                                                                                                                          =========

AUTOMOBILE MANUFACTURERS - 1.24%
TRW Automotive, Inc.
     Term Loan B due 06/30/12                                      (d)              Ba2                    992,500        1,002,219
     Term Loan E due 10/31/10                                      (d)              Ba2                  1,985,000        2,005,346
                                                                                                                          ---------
                                                                                                                          3,007,565
                                                                                                                          =========

BROADCASTING & CABLE TV - 9.20%
Adelphia (Olympus Cable Holding) Communications Corp.
     Term Loan B due 09/30/10                                      (d)              B2                   3,000,000        2,978,037
Adelphia Communications Corp.
     Term Loan B due 03/31/06                                      (d)              Ba2                  1,000,000          999,475
Alliance Atlantis Communications Inc.
     Term Loan B due 12/20/11                                      (d)              Ba2                    497,500          502,786
Atlantic Broadband LLC
     Term Loan B1 due 09/01/11                                     (d)              B2                   1,000,000        1,015,000
Bragg Communications Inc. (Canada)
     Term Loan due 08/31/11                                        (d)              B1                   1,031,250        1,045,430
Cebridge Connections Inc.
     First Lien Term Loan due 02/23/09                             (d)              B3                     344,750          345,612
Charter Communications, Inc.
     Term Loan B due 04/07/11                                      (d)              B2                   2,958,821        2,970,902
DIRECTV Holdings LLC
     Term Loan B due 04/13/13                                      (d)              Ba1                  1,533,333        1,549,944
Emmis Communications Corp.
     Term Loan B due 11/10/11                                      (d)              Ba2                  1,240,625        1,248,069
Insight Communications Co., Inc.
     Term Loan C due 12/31/09                                      (d)              Ba3                  1,965,000        1,992,756


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
BROADCASTING & CABLE TV - (CONTINUED)
MCC Iowa LLC
     Term Loan C due 02/01/14                                      (d)              Ba3                  $ 995,000      $ 1,008,526
Pan Am Sat Corp.
     Term Loan B1 due 08/20/11                                     (d)              Ba3                  2,386,381        2,416,850
Persona Communications LLC
     Term Loan B due 08/01/11                                      (d)              B2                     495,000          500,878
RCN Corp.
     Term Loan due 12/21/11                                        (d)              B3                   1,382,032        1,400,171
Spanish Broadcasting System, Inc.
     First Lien Term Loan due 06/10/12                             (d)              B1                     497,500          504,652
Susquehanna Media Co.
     Term Loan B due 03/31/12                                      (d)              Ba2                    497,500          499,366
WideOpenWest Illinois Inc.
     Add Term B due 06/22/11                                       (d)              B2                     763,120          768,844
     Term Loan B due 06/22/11                                      (d)              B2                     485,214          488,853
                                                                                                                         ----------
                                                                                                                         22,236,151
                                                                                                                         ==========

BUILDING PRODUCTS - 0.96%
Custom Building Products Inc.
     Second Lien Term Loan due 04/29/12                            (d)              B1                      40,000           39,750
     Term Loan due 10/29/11                                        (d)              B1                     107,647          108,454
Nortek Holdings, Inc.
     Term Loan B due 08/27/11                                      (d)              B2                     742,500          751,224
Premdor Inc.
     Canada Term Loan due 04/05/13                                 (d)              B2                     664,197          665,933
     U.S. Term Loan due 04/05/13                                   (d)              B2                     665,329          667,068
United Subcontractors, Inc.
     Term Loan B due 07/14/12                                      (d)              B1                      92,900           93,946
                                                                                                                          ---------
                                                                                                                          2,326,375
                                                                                                                          =========

CASINOS & GAMING - 4.03%
Alliance Gaming Corp.
     Term Loan due 09/04/09                                        (d)              B1                     114,767          114,587
BLB Investors, LLC
     Second Lien Term Loan due 07/18/12                            (d)              B1                     260,000          264,875
     Term Loan B due 07/18/11                                      (d)              B1                     150,000          152,156
Boyd Gaming Corp.
     Term Loan due 06/30/11                                        (d)              Ba2                  1,234,375        1,246,719
Global Cash Access, LLC
     Term Loan B due 03/10/10                                      (d)              B2                     237,897          241,168
Green Valley Ranch Resort
     Term Loan due 12/17/11                                        (d)              B2                     228,533          230,818
Herbst Gaming, Inc.
     Term Loan B due 01/31/11                                      (d)              B1                     119,400          120,818
Isle of Capri Black Hawk, LLC
     Term Loan C due 12/31/07                                      (d)              B1                     583,631          589,832
Isle of Capri Casino, Inc.
     Term Loan due 02/04/11                                        (d)              Ba2                  1,491,250        1,503,045
Las Vegas Sands, Inc. (Venetian Casino Resort, LLC)
     Delayed Loan due 06/15/11                                     (d)              B1                     341,880          344,551
     Term Loan B due 06/15/11                                      (d)              B1                   1,658,120        1,671,075


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
CASINOS & GAMING - (CONTINUED)
Marina District Development Co. LLC
     Term Loan B due 10/20/11                                      (d)              B1                   $ 780,086        $ 785,612
MotorCity Casino
     Delayed Term Loan B due 07/19/12                              (d)(e)           B1                     239,662          240,261
     Term Loan B due 07/19/12                                      (d)              B1                     593,513          598,706
Resorts International Unlimited
     Second Lien Term Loan due 04/26/13                            (d)              B2                     150,000          150,375
     Term Loan B due 04/26/12                                      (d)              B2                     987,165          993,335
Yonkers Racing Corp.
     Loan Facility due 08/12/11                                    (d)(e)           B3                     500,000          505,625
                                                                                                                          ---------
                                                                                                                          9,753,558
                                                                                                                          =========

COMMODITY CHEMICALS - 1.67%
Brenntag A.G. (Germany)
     Term Loan B2 due 02/27/12                                     (d)              B1                     670,000          678,166
INVISTA
     Term Loan B1 due 04/29/11                                     (d)              Ba3                    662,360          672,296
     Term Loan B2 due 04/29/11                                     (d)              Ba3                    287,376          291,687
Lyondel Petrochemical
     Credit Linked Notes due 12/21/09                              (f)              B1                   2,200,000        2,239,402
Wellman, Inc.
     First Lien Loan due 02/10/09                                  (d)              B1                     150,000          152,125
                                                                                                                          ---------
                                                                                                                          4,033,676
                                                                                                                          =========

COMMUNICATIONS EQUIPMENT - 2.76%
AAT Communications
     Second Lien Term Loan due 07/29/13                            (d)              B1                     250,000          253,594
     Term Loan B due 07/27/12                                      (d)              B1                   1,803,622        1,827,295
American Tower Corp.
     Term Loan C due 08/31/11                                      (d)             Baa3                    787,599          790,552
IPC Acquisition Corp.
     Second Lien Term Loan due 08/05/12                            (d)              B2                     300,000          303,000
     Term Loan B due 08/05/11                                      (d)              B2                     889,000          900,112
NTELOS, Inc.
     First Lien Term Loan due 08/24/11                             (d)              B2                     397,000          400,077
     Second Lien Term Loan due 02/24/12                            (d)              B3                     214,286          213,393
Qwest Corp.
     Term Loan A due 06/30/07                                      (d)              Ba3                    422,222          435,417
SpectraSite Communications, Inc.
     Term Loan B due 05/19/12                                      (d)              Ba1                  1,551,125        1,558,880
                                                                                                                          ---------
                                                                                                                          6,682,320
                                                                                                                          =========

COMPUTER HARDWARE - 0.81%
Seagate Technology Inc.
     Term Loan B due 05/13/07                                      (d)              Ba1                  1,940,000        1,967,484

CONSTRUCTION & ENGINEERING - 0.11%
Maxim Crane Works
     Second Lien Term Loan due 01/28/12                            (d)              B2                      50,000           51,500
     Term Loan B due 01/28/10                                      (d)              B2                     207,813          210,670
                                                                                                                            -------
                                                                                                                            262,170
                                                                                                                            =======


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
CONSTRUCTION MATERIALS - 0.10%
Hillman Group (The)
     Term Loan B due 03/31/11                                      (d)              B2                   $ 246,250        $ 249,020

DIVERSIFIED CHEMICALS - 2.13%
Celanese A.G. (Germany)
     Term Loan B due 04/06/11                                      (d)              B1                   1,897,786        1,923,090
Rockwood Specialties Inc.
     Term Loan D due 12/10/12                                      (d)              B1                   3,184,000        3,231,760
                                                                                                                          ---------
                                                                                                                          5,154,850
                                                                                                                          =========

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 2.12%
Coinmach Corp.
     Term Loan B due 07/25/09                                      (d)              B2                   1,141,767        1,156,039
Fidelity National Information Solutions Inc.
     Term Loan B due 03/08/13                                      (d)              Ba3                  1,253,150        1,257,178
Iron Mountain, Inc.
     Term Loan due 04/02/11                                        (d)              B2                     496,250          500,282
     Term Loan C due 04/02/11                                      (d)              B2                     745,163          751,217
N.E.W. Customer Service Cos., Inc.
     Term Loan due 07/01/11                                        (d)              B1                     138,728          140,635
UGS Corp.
     Term Loan due 03/31/12                                        (d)              B1                     721,505          731,426
US Investigations Services, Inc.
     Term Loan C due 12/31/08                                      (d)              B2                     579,530          580,979
                                                                                                                          ---------
                                                                                                                          5,117,756
                                                                                                                          =========

DIVERSIFIED METALS & MINING - 1.00%
Boart Longyear Co.
     Canada Term Loan due 07/27/12                                 (d)              B1                      60,979           61,894
     Second Lien Term Loan due 01/28/13                            (d)              B1                     277,778          283,333
     U.S. Term Loan due 07/27/12                                   (d)              B1                     243,918          247,576
Foundation Coal Holdings, Inc.
     Term Loan B due 07/30/11                                      (d)              Ba3                    776,596          788,892
Novelis, Inc. (Canada)
     Canada Term Loan B2 due 01/09/12                              (d)              Ba2                    285,281          288,401
     U.S. Term Loan B1 due 01/09/12                                (d)              Ba2                    495,488          500,908
Trout Coal Holdings, LLC
     First Lien Term Loan due 03/23/11                             (d)              B3                     248,750          249,061
                                                                                                                          ---------
                                                                                                                          2,420,065
                                                                                                                          =========

DRUG RETAIL - 1.23%
Alimentation Couche-Tard
     Term Loan due 12/17/10                                        (d)              Ba2                    241,225          243,788
General Nutrition Centers, Inc.
     Term Loan B due 12/07/09                                      (d)              B1                     169,147          171,262
Jean Coutu Group Inc. (The)
     Term Loan B due 07/30/11                                      (d)              B1                   1,881,000        1,909,804
MAPCO Express, Inc.
     Term Loan due 04/28/11                                        (d)              B2                     199,500          202,492
NBTY Inc.
     Term Loan C due 06/30/09                                      (d)              Ba2                    165,671          166,500


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
DRUG RETAIL - (CONTINUED)
Pantry, Inc. (The)
     Term Loan due 03/12/11                                        (d)              B1                   $ 279,188        $ 282,853
                                                                                                                          ---------
                                                                                                                          2,976,699
                                                                                                                          =========

ELECTRIC UTILITIES - 1.65%
AES Corp.
     Term Loan due 04/30/08                                        (d)              Ba2                    315,000          318,465
Allegheny Energy, Inc.
     Term Loan C due 03/08/11                                      (d)              Ba2                    536,861          544,243
Cogentrix Energy, Inc.
     Term Loan due 04/14/12                                        (d)              Ba2                    189,694          192,263
Dynegy Inc.
     Term Loan B due 05/28/10                                      (d)              B2                     829,500          831,401
Midwest Generation, LLC
     Term Loan B due 04/27/11                                      (d)              Ba3                    386,963          390,953
NRG Energy, Inc.
     Loan C due 12/24/11                                           (d)              Ba3                    546,875          551,432
     Term Loan due 12/24/11                                        (d)              Ba3                    697,852          703,667
NSG Holdings II
     Term Loan due 12/13/11                                        (d)              B1                     297,750          302,216
Primary Energy Finance LLC
     Term Loan B due 08/15/12                                      (d)              Ba2                    146,667          148,408
                                                                                                                          ---------
                                                                                                                          3,983,048
                                                                                                                          =========

ELECTRICAL COMPONENTS & EQUIPMENT - 0.68%
Cellnet Technology, Inc.
     Term Loan B due 04/26/12                                      (d)              B2                     428,925          431,070
VeriFone, Inc.
     Term Loan B due 06/30/11                                      (d)              B1                   1,210,615        1,216,668
                                                                                                                          ---------
                                                                                                                          1,647,738
                                                                                                                          =========

ENVIRONMENTAL & FACILITIES SERVICES - 1.33%
Allied Waste Industries, Inc.
     Loan C due 01/15/12                                           (d)              B1                     401,351          404,250
     Term Loan due 01/15/12                                        (d)              B1                   1,062,136        1,069,619
Covanta Holding Corp.
     Loan C due 06/24/12                                           (d)              B1                     699,985          710,485
     Term Loan due 06/24/12                                        (d)              B1                     199,505          200,004
EnviroSolutions Holdings Inc.
     Term Loan due 07/07/12                                        (d)              B2                     118,000          119,622
Safety-Kleen Corp.
     Term Loan due 12/24/08                                        (d)(g)           --                     656,662          656,662
Wastequip, Inc.
     Term Loan due 07/15/11                                        (d)              B2                      51,870           52,389
                                                                                                                          ---------
                                                                                                                          3,213,031
                                                                                                                          =========

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.10%
Coffeyville Resources, LLC
     Second Lien Term Loan due 06/24/13                            (d)              B3                     105,000          108,675
     Syn LC due 06/24/12                                           (d)              B1                      55,034           55,883
     Term Loan B due 06/24/12                                      (d)              B1                      82,552           83,824
                                                                                                                          ---------
                                                                                                                            248,382
                                                                                                                          =========


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
FOOD DISTRIBUTORS - 0.93%
Carrols Corp.
     Term Loan B due 12/31/10                                      (d)              Bl                   $ 241,307        $ 244,625
Leiner Health Products Group, Inc.
     Term Loan B due 05/27/11                                      (d)              B2                     543,125          540,749
Nash Finch Co.
    Term Loan due 11/12/10                                         (d)              B1                     500,000          505,000
OSI Group LLC
     Dutch Term Loan due 09/02/11                                  (d)              Ba3                    135,850          137,435
     German Term Loan due 09/02/11                                 (d)              Ba3                    108,680          109,948
     U.S. Term Loan due 09/02/11                                   (d)              Ba3                    244,530          247,383
Pinnacle Foods Group, Inc. (Aurora Foods)
     Term Loan due 11/25/10                                        (d)              B1                     463,724          468,797
                                                                                                                          ---------
                                                                                                                          2,253,937
                                                                                                                          =========

FOOD RETAIL - 0.67%
Arby's, LLC
     Term Loan B due 07/25/12                                      (d)              B1                     758,100          763,312
Burger King Corp.
     Term Loan B due 06/30/12                                      (d)              Ba2                    478,800          485,811
Chiquita Brands International, Inc.
     Term Loan B due 06/28/12                                      (d)              B1                      56,474           57,392
     Term Loan C due 06/28/12                                      (d)              B1                     296,903          301,542
                                                                                                                          ---------
                                                                                                                          1,608,057
                                                                                                                          =========

FOREST PRODUCTS - 0.90%
Boise Cascade, LLC
     Term Loan D due 10/28/11                                      (d)              Ba3                    725,998          736,525
Graphic Packaging International Corp.
     Term Loan C due 08/08/10                                      (d)              B1                   1,272,982        1,291,122
Roseburg Forest Products Co.
     Term Loan B due 02/24/10                                      (d)              Ba3                    165,011          165,733
                                                                                                                          ---------
                                                                                                                          2,193,380
                                                                                                                          =========

GAS UTILITIES - 0.28%
Energy Transfer Co.
     Term Loan B due 06/16/08                                      (d)              Ba3                    680,000          687,480

HEALTH CARE DISTRIBUTORS - 0.63%
VWR International Inc.
     Term Loan B due 04/07/11                                      (d)              B2                     686,500          695,510
Warner Chilcott PLC (United Kingdom)
     Dovobet Delayed Loan due 06/30/06                             (d)(e)           B2                      26,683           26,796
     Dovonex Delayed Loan due 06/30/06                             (d)(e)           B2                     133,415          133,982
     Term Loan B due 01/18/12                                      (d)              B2                     418,443          421,133
     Term Loan C due 01/18/12                                      (d)              B2                     168,612          169,696
     Term Loan D due 01/18/12                                      (d)              B2                      77,894           78,395
                                                                                                                          ---------
                                                                                                                          1,525,512
                                                                                                                          =========


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
HEALTH CARE EQUIPMENT - 0.22%
CONMED Corp.
     Term Loan C due 12/15/09                                      (d)              Ba3                  $ 266,497        $ 270,050
Sunrise Medical Inc.
     Term Loan B1 due 05/13/10                                     (d)              B2                     260,208          260,208
                                                                                                                            -------
                                                                                                                            530,258
                                                                                                                            =======

HEALTH CARE FACILITIES - 2.98%
Beverly Enterprises, Inc.
     Term Loan due 10/22/08                                        (d)              Ba3                     94,080           94,198
Community Health Systems, Inc.
     Term Loan due 08/19/11                                        (d)              Ba3                  2,832,562        2,868,558
IASIS Healthcare Corp.
     Term Loan B due 06/22/11                                      (d)              B1                   1,721,459        1,744,515
LifePoint Hospitals, Inc.
     Term Loan B due 04/15/12                                      (d)              Ba3                  1,689,721        1,705,412
National MENTOR, Inc.
     Term Loan B due 09/30/11                                      (d)              Ba3                    780,491          788,296
                                                                                                                          ---------
                                                                                                                          7,200,979
                                                                                                                          =========

HEALTH CARE SERVICES - 0.88%
Genoa Healthcare LLC
     Second Lien Term Loan due 02/10/13                            (d)              B2                     132,000          134,970
     Term Loan due 08/10/12                                        (d)              B2                     101,267          102,722
MedCath Corp.
     Term Loan due 06/30/11                                        (d)              B2                     790,000          799,381
Skilled Healthcare LLC
     Term Loan due 06/15/12                                        (d)              B1                     374,063          379,050
US Oncology, Inc.
     Term Loan B due 08/20/11                                      (d)              B1                     703,107          713,214
                                                                                                                          ---------
                                                                                                                          2,129,337
                                                                                                                          =========

HEALTH CARE SUPPLIES - 0.83%
Accellent Corp.
     Term Loan C due 06/30/10                                      (d)              B2                   1,481,250        1,490,508
Fisher Scientific International Inc.
     Term Loan B due 08/02/11                                      (d)              Ba2                    511,382          514,898
                                                                                                                          ---------
                                                                                                                          2,005,406
                                                                                                                          =========

HOMEBUILDING - 0.86%
General Growth Properties, Inc.
     Term Loan A due 11/12/07                                      (d)              Ba2                    443,339          445,445
     Term Loan B due 11/12/08                                      (d)              Ba2                    827,992          837,928
Headwaters, Inc.
     Term Loan B1 due 04/30/11                                     (d)              B1                     783,899          793,045
                                                                                                                          ---------
                                                                                                                          2,076,418
                                                                                                                          =========

HOUSEHOLD APPLIANCES - 0.42%
Goodman Global Holdings, Inc.
     Term Loan B due 12/23/11                                      (d)              B2                     992,500        1,006,147


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
HOUSEHOLD PRODUCTS - 3.26%
Central Garden & Pet Co.
     Term Loan B due 05/14/09                                      (d)              Ba2                  $ 622,483        $ 630,264
Jarden Corp.
     Term Loan due 01/24/12                                        (d)              B1                   1,068,427        1,076,440
     Term Loan B2 due 01/24/12                                     (d)              B1                     380,265          383,117
Prestige Brands International, Inc.
     Term Loan B due 04/06/11                                      (d)              B1                   1,028,933        1,040,080
Rent-A-Center, Inc.
     Term Loan due 06/30/10                                        (d)              Ba2                  1,338,037        1,351,417
Spectrum Brands, Inc.
     Term Loan due 02/06/12                                        (d)              B1                   3,362,541        3,398,967
                                                                                                                          ---------
                                                                                                                          7,880,285
                                                                                                                          =========

HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.24%
AMN Healthcare Services, Inc.
     Term Loan B due 10/02/08                                      (d)              Ba2                    506,711          513,678
Cross Country Healthcare, Inc.
     Term Loan B due 06/05/09                                      (d)              Ba1                     67,549           67,549
                                                                                                                            -------
                                                                                                                            581,227
                                                                                                                            =======

INDUSTRIAL CONGLOMERATES - 3.73%
Aearo Corp.
     Term Loan due 04/07/11                                        (d)              B1                     246,250          248,097
AMSTED Industries Inc.
     Term Loan B1 due 10/15/10                                     (d)              B1                     270,554          274,726
Blount International Inc.
     Term Loan B due 08/09/10                                      (d)              B1                     847,034          859,740
Bway Corp.
     Term Loan B due 06/30/11                                      (d)              B1                   1,128,400        1,143,563
Dresser Inc.
     Term Loan C due 04/10/09                                      (d)              Ba3                    430,768          433,999
Dresser-Rand, Inc.
     Term Loan B1 due 10/29/11                                     (d)              B1                     152,692          155,031
Flowserve Corp.
     Term Loan B due 08/10/12                                      (d)              Ba3                  1,000,000        1,013,500
Invensys PLC (United Kingdom)
     Bonding Cash Collateral due 03/05/09                          (d)              Ba3                  1,101,464        1,112,478
Norcross Safety Products LLC
     Term Loan due 06/30/12                                        (d)              B1                     358,379          360,395
Polypore International, Inc.
     Term Loan due 11/12/11                                        (d)              B1                     222,525          222,599
Precise Technology, Inc.
     First Lien Term Loan due 03/22/11                             (d)              B1                     610,292          612,581
     Second Lien Term Loan due 03/22/11                            (d)              B2                     590,000          590,000
TriMas Corp.
     Term Loan B due 12/31/09                                      (d)              B1                   1,374,196        1,386,793
Unifrax Corp.
     Add Term Loan due 03/29/12                                    (d)              B1                     591,009          599,135
                                                                                                                          ---------
                                                                                                                          9,012,637
                                                                                                                          =========


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
INDUSTRIAL MACHINERY - 2.01%
CLFX Corp.
     Term Loan B due 11/30/11                                      (d)              Ba3                  $ 519,282        $ 524,043
EnerSys Capital Inc.
     Term Loan due 03/17/11                                        (d)              Ba3                    469,241          472,760
Gleason Corp.
     Term Loan B due 07/27/11                                      (d)              B1                     462,480          467,104
Pro Mach, Inc.
     Term Loan due 12/14/11                                        (d)              B1                     496,250          503,074
Rexnord Corp.
     Term Loan due 12/31/11                                        (d)              B1                     929,539          940,771
Roller Bearing Co. of America, Inc.
     Term Loan B due 07/01/11                                      (d)              B1                     280,000          284,200
Roper Industries, Inc.
     Term Loan due 12/13/09                                        (d)              Ba2                  1,439,101        1,440,900
Synventive Molding Solutions
     Term Loan B due 07/30/12                                      (d)              B2                     216,667          218,292
                                                                                                                          ---------
                                                                                                                          4,851,144
                                                                                                                          =========

INTEGRATED OIL & GAS - 0.45%
Texas Genco Holdings, Inc.
     Delayed Loan due 12/14/11                                     (d)              Ba2                    387,795          389,794
     Term Loan due 12/14/11                                        (d)              Ba2                    702,385          706,006
                                                                                                                          ---------
                                                                                                                          1,095,800
                                                                                                                          =========

INTEGRATED TELECOMMUNICATION SERVICES - 2.85%
Cincinnati Bell Telephone Co. LLC
     Term Loan due 08/31/12                                        (d)              Ba3                  1,180,000        1,188,358
Country Road Communications, Inc.
     First Lien Term Loan due 07/15/12                             (d)              B2                     851,786          856,045
     Second Lien Term Loan due 07/15/13                            (d)              B2                     571,429          578,571
D&E Communications, Inc.
     Term Loan B due 12/31/11                                      (d)              Ba3                    834,991          839,165
Intelsat, Ltd.
     Term Loan due 07/28/11                                        (d)              B1                   1,488,750        1,501,156
Iowa Telecommunications Services, Inc.
     Term Loan B due 11/23/11                                      (d)              Ba3                    850,000          860,360
Madison River Communications
     Term Loan B due 07/29/12                                      (d)              B1                     340,000          345,100
Syniverse Technologies, Inc.
     Term Loan B due 02/15/12                                      (d)              Ba3                    710,180          715,507
                                                                                                                          ---------
                                                                                                                          6,884,262
                                                                                                                          =========

INTERNET SOFTWARE & SERVICES - 0.30%
Language Line LLC
     Term Loan B due 06/10/11                                      (d)              B2                     721,420          727,732

IT CONSULTING & OTHER SERVICES - 0.76%
SunGard Data Systems Inc.
     U.S. Term Loan due 02/11/13                                   (d)              B1                   1,828,750        1,848,908


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
LEISURE FACILITIES - 4.18%
24 Hour Fitness Worldwide Inc.
     Term Loan B due 06/08/12                                      (d)              B2                 $ 1,300,000      $ 1,318,687
AMF Bowling Worldwide, Inc.
     Revolving Loan due 02/27/09                                   (d)(e)           B2                     500,000          485,000
     Term Loan B due 08/27/09                                      (d)              B2                     391,098          394,032
Loews Cineplex Entertainment Corp.
     Term Loan B due 06/30/11                                      (d)              B1                   2,664,873        2,674,035
Metro-Goldwyn-Mayer, Inc.
     Term Loan B due 04/08/12                                      (d)              Ba3                  2,581,873        2,611,799
Regal Cinemas, Inc.
     Term Loan due 11/10/10                                        (d)              Ba3                  1,900,603        1,918,717
Universal City Development Partners
     Term Loan B due 06/09/11                                      (d)              Ba3                    248,125          251,123
Wallace Theater Corp.
     First Lien Term Loan due 08/09/09                             (d)              B2                     452,051          456,007
                                                                                                                          ---------
                                                                                                                         10,109,400
                                                                                                                         ==========

LEISURE PRODUCTS - 0.39%
Cinemark USA, Inc.
     Term Loan C due 03/31/11                                      (d)              Ba3                    367,528          371,387
HIT Entertainment Ltd. (United Kingdom)
     Term Loan B due 03/31/11                                      (d)              B1                     309,359          312,840
Pure Fishing, Inc.
     First Lien Term Loan due 09/30/10                             (d)              B1                     263,736          265,714
                                                                                                                          ---------
                                                                                                                            949,941
                                                                                                                         ==========

MARINE - 0.51%
Horizon Lines LLC
     Term Loan C due 07/07/11                                      (d)              B2                     740,625          749,883
US Shipping LLC
     Term Loan due 04/30/10                                        (d)              Ba3                    482,783          485,499
                                                                                                                          ---------
                                                                                                                          1,235,382
                                                                                                                          =========

MARINE PORTS & SERVICES - 0.11%
FleetCor Technologies
     Term Loan B due 06/30/11                                      (d)              B2                     277,600          277,600

METAL & GLASS CONTAINERS - 2.39%
Ball Corp.
     Term Loan B1 due 12/19/09                                     (d)              Ba1                    524,569          526,405
Berry Plastics Corp.
     Term Loan due 12/02/11                                        (d)              B1                   2,194,482        2,223,011
Graham Packaging Co., L.P.
     Second Lien Term Loan due 04/07/12                            (d)              B3                   1,500,000        1,505,868
     Term Loan B due 10/07/11                                      (d)              B2                   1,487,506        1,526,250
                                                                                                                          ---------
                                                                                                                          5,781,534
                                                                                                                          =========

MOVIES & ENTERTAINMENT - 1.45%
LodgeNet Entertainment Corp.
     Term Loan due 08/29/08                                        (d)              Ba3                    535,016          540,811
Rainbow National Services LLC
     Term Loan B due 03/31/12                                      (d)              B1                     995,000        1,002,462


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
MOVIES & ENTERTAINMENT - (CONTINUED)
Warner Music Group
     Term Loan due 02/28/11                                        (d)              B1                 $ 1,950,275      $ 1,970,997
                                                                                                                          ---------
                                                                                                                          3,514,270
                                                                                                                          =========

OFFICE SERVICES & SUPPLIES - 1.74%
ACCO Brands Corp.
     U.S. Term Loan due 08/17/12                                   (d)              Ba3                    208,333          211,042
Buhrmann N.V. (Netherlands)
     Term Loan C-1 due 12/23/10                                    (d)              Ba3                  1,546,264        1,573,323
Global Imaging Systems, Inc.
     Add Term Loan due 05/10/10                                    (d)              Ba2                    535,012          538,021
Identity Group, (The)
     Term Loan due 04/30/06                                        (d)              B3                   1,302,843        1,107,417
Knoll, Inc.
     Term Loan due 09/30/11                                        (d)              Ba3                    765,769          766,727
                                                                                                                          ---------
                                                                                                                          4,196,530
                                                                                                                          =========

OIL & GAS DRILLING - 1.36%
Kerr-McGee Corp.
     Term Loan B due 05/24/11                                      (d)              Ba3                  2,757,090        2,768,118
     Term Loan X due 05/24/07                                      (d)              Ba3                    511,000          512,186
                                                                                                                          ---------
                                                                                                                          3,280,304
                                                                                                                          =========

OIL & GAS EQUIPMENT & SERVICES - 1.27%
EPCO Holdings Inc.
     Term Loan B due 08/18/10                                      (d)              Ba3                    752,000          763,985
Key Energy Services, Inc.
     Loan C due 07/29/10                                           (d)              B1                     250,000          253,750
     Term Loan B due 06/30/12                                      (d)(e)           B1                     590,000          598,850
SemGroup LP
     Canada Term Loan due 03/16/11                                 (d)              Ba3                    433,973          438,855
     U.S. Term Loan due 03/16/11                                   (d)              Ba3                    496,282          501,866
Universal Compression
     Term Loan B due 02/15/12                                      (d)              Ba2                    497,500          502,009
                                                                                                                          ---------
                                                                                                                          3,059,315
                                                                                                                          =========

OIL & GAS REFINING & MARKETING - 0.47%
LB Pacific, LP
     Term Loan B due 03/03/12                                      (d)              B1                     298,500          302,232
Williams Production RMT Co.
     Term Loan C due 05/30/08                                      (d)              Ba3                    830,949          839,259
                                                                                                                          ---------
                                                                                                                          1,141,491
                                                                                                                          =========

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.49%
Conseco, Inc.
     Term Loan due 06/22/10                                        (d)              B2                     872,271          882,084
Lionbridge Technologies, Inc.
     Term Loan B due 09/01/11                                      (d)              B1                     155,000          156,356
SSA Global Technologies, Inc.
     Term Loan B due 09/22/11                                      (d)              B2                     147,000          147,735
                                                                                                                          ---------
                                                                                                                          1,186,175
                                                                                                                          =========


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
PACKAGED FOODS & MEATS - 1.33%
Birds Eye Foods Inc.
     Term Loan B due 06/30/08                                      (d)              B1                  $  460,757       $  465,557
Del Monte Foods Co.
     Term Loan B due 02/08/12                                      (d)              Ba3                    498,750          505,358
Dole Food Co., Inc.
     Term Loan B due 04/18/12                                      (d)              Ba3                  1,591,214        1,607,624
Michael Foods Inc.
     Term Loan B due 11/21/10                                      (d)              B1                     638,926          648,510
                                                                                                                          ---------
                                                                                                                          3,227,049
                                                                                                                          =========

PAPER PACKAGING - 1.16%
Intertape Polymer Group Inc. (Canada)
     Term Loan B due 07/28/11                                      (d)              Ba3                    495,000          502,425
Owens-Illinois, Inc.
     Term Loan A1 due 04/01/07                                     (d)              B1                      22,401           22,559
Smurfit-Stone Container Corp.
     Syn LC due 11/01/10                                           (d)              Ba3                    122,308          123,328
     Term Loan B due 11/01/11                                      (d)              Ba3                    968,122          976,189
     Term Loan C due 11/01/11                                      (d)              Ba3                    303,277          305,804
Solo Cup Co.
     Term Loan B1 due 02/27/11                                     (d)              B1                     876,650          878,184
                                                                                                                          ---------
                                                                                                                          2,808,489
                                                                                                                          =========

PAPER PRODUCTS - 0.14%
Xerium S.A. (Mexico)
     U.S. Term Loan due 05/18/12                                   (d)              B1                     329,175          333,290
                                                                                                                          =========

PERSONAL PRODUCTS - 1.51%
American Safety Razor Co.
     Term Loan B due 02/28/12                                      (d)              B2                      95,520           96,953
Burt's Bees Inc.
     First Lien Term Loan due 03/29/11                             (d)              B2                     107,792          109,004
Church & Dwight Co., Inc.
     Term Loan B due 05/30/11                                      (d)              Ba2                    843,177          850,907
Department 56, Inc.
     Term Loan due 09/01/11                                        (d)              B1                     180,000          180,900
Hunter Fan Co.
     Term Loan due 03/24/12                                        (d)              B1                     687,721          684,282
Tempur World, Inc.
     Term Loan B due 06/30/09                                      (d)              Ba3                    742,900          749,865
Weight Watchers International, Inc.
     Term Loan B due 03/31/10                                      (d)              Ba1                    275,100          278,310
     Term Loan C due 03/31/10                                      (d)              Ba1                    693,000          699,353
                                                                                                                          ---------
                                                                                                                          3,649,574
                                                                                                                          =========

PUBLISHING  - 4.66%
American Media, Inc.
     Term Loan C due 04/01/07                                      (d)              B1                   2,240,304        2,262,707
CanWest Media, Inc.
     Term Loan E2 due 08/15/09                                     (d)              Ba2                    427,737          429,162
Dex Media East LLC
     Term Loan B due 05/08/09                                      (d)              Ba2                    557,922          560,537


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
PUBLISHING - (CONTINUED)
Dex Media West LLC
     Term Loan B due 03/09/10                                      (d)              Ba2                $ 2,204,246      $ 2,214,655
Endurance Business Media, Inc.
     Term Loan B due 03/08/12                                      (d)              B1                     271,460          272,818
Freedom Communications, Inc.
     Term Loan B due 05/01/13                                      (d)              Ba2                    995,000        1,005,199
Journal Register Co.
     Term Loan B due 08/12/12                                      (d)              Ba2                    750,000          755,391
Network Communications, Inc.
     Term Loan B due 06/30/11                                      (d)              B1                     285,860          286,574
RH Donnelley Corp.
     Term Loan D due 06/30/11                                      (d)              Ba3                  2,602,293        2,619,307
Sun Media Corp.
     Term Loan B due 02/07/09                                      (d)              Ba2                    649,728          657,038
Thomson Media
     Term Loan B due 11/08/11                                      (d)              B1                      94,768           95,953
     Term Loan C due 08/30/12                                      (d)              B2                     100,000          101,438
                                                                                                                         ----------
                                                                                                                         11,260,779
                                                                                                                         ==========

RAILROADS - 0.68%
Helm Holding Corp.
     Term Loan B due 07/08/11                                      (d)              B2                     525,703          534,246
Kansas City Southern Railroad
     Term Loan B1 due 03/30/08                                     (d)              Ba3                    992,500        1,001,805
Pacer International, Inc.
     Term Loan due 06/10/10                                        (d)              B1                      98,824          100,059
                                                                                                                          ---------
                                                                                                                          1,636,110
                                                                                                                          =========

REAL ESTATE INVESTMENT TRUSTS - 0.31%
Crescent Real Estate Equities Co.
     Term Loan due 01/12/06                                        (d)              --                     156,733          157,223
Macerich Co. (The)
     Term Loan B due 04/25/06                                      (d)              --                     250,000          250,000
     Term Loan due 04/26/10                                        (d)              --                     250,000          251,094
Newkirk Master Ltd. Partnership
     Term Loan due 08/11/08                                        (d)              Ba2                     36,299           36,843
     Term Loan B due 08/11/08                                      (d)              Ba2                     62,830           63,772
                                                                                                                            -------
                                                                                                                            758,932
                                                                                                                            =======

REAL ESTATE MANAGEMENT & DEVELOPMENT  - 0.28%
Kyle Acquisition Group, LLC
     Term Loan B due 07/20/08                                      (d)              Ba3                    195,000          197,437
Lake Las Vegas Resort
     First Lien Term Loan due 11/01/09                             (d)              B2                     135,806          137,606
Technical Olympic USA, Inc.
     Term Loan due 08/01/08                                        (d)              B1                     346,448          351,645
                                                                                                                            -------
                                                                                                                            686,688
                                                                                                                            =======


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
SEMICONDUCTORS - 0.91%
AMI Semiconductors, Inc.
     Term Loan due 03/30/12                                        (d)              Ba3                 $  980,077      $   983,344
Fairchild Semiconductor International, Inc.
     Term Loan B3 due 12/31/10                                     (d)              Ba3                  1,212,240        1,224,362
                                                                                                                          ---------
                                                                                                                          2,207,706
                                                                                                                          =========

SOFT DRINKS - 0.33%
Constellation Brands, Inc.
     Term Loan B due 11/30/11                                      (d)              Ba2                    782,778          792,856
                                                                                                                            =======
SPECIALTY CHEMICALS - 4.30%
Cognis Deutschland GmbH & Co. KG (Germany)
     Second Lien Term Loan due 11/15/13                            (d)              B2                     320,000          326,880
     Term Loan B1 due 03/30/12                                     (d)              B1                     307,018          310,702
     Term Loan B4 due 03/30/12                                     (d)              B1                     192,982          195,298
     Term Loan C1 due 03/29/13                                     (d)              B1                     500,000          505,500
Hexion Specialty Chemicals, Inc.
     Term Loan B1 due 05/31/12                                     (d)              B1                     390,004          394,392
     Term Loan B2 due 05/31/12                                     (d)              B1                     717,130          725,198
     Term Loan B3 due 05/31/12                                     (d)              B1                      93,091           94,138
Huntsman ICI Chemicals LLC
     Term Loan B due 08/16/12                                      (d)              B1                   4,379,046        4,411,105
KRATON Polymers LLC
     Term Loan due 12/23/10                                        (d)              B1                     438,888          445,471
Mosaic Global Holdings Inc.
     Term Loan B due 02/21/12                                      (d)              Ba2                    776,100          785,074
Nalco Co.
     Term Loan B due 11/04/10                                      (d)              B1                   1,415,006        1,436,231
PQ Corp.
     Term Loan B due 02/10/12                                      (d)              B1                     258,700          261,610
Supresta Holdings LLC
     Term Loan due 07/20/11                                        (d)              B1                     493,750          500,539
                                                                                                                         ----------
                                                                                                                         10,392,138
                                                                                                                         ==========

SPECIALTY STORES - 0.82%
Blockbuster Inc.
     Term Loan B due 08/20/11                                      (d)              B3                     500,000          478,654
Eye Care Centers of America, Inc.
     Term Loan due 03/01/12                                        (d)              B2                     498,750          501,867
Movie Gallery, Inc.
     Term Loan B due 04/27/11                                      (d)              B2                     997,500          990,517
                                                                                                                          ---------
                                                                                                                          1,971,038
                                                                                                                          =========

TOBACCO - 0.43%
Alliance One International, Inc.
     Term Loan B due 05/13/10                                      (d)              B1                     670,630          678,175
Commonwealth Brands, Inc.
     Term Loan due 08/28/07                                        (d)              Ba3                    366,661          373,077
                                                                                                                          ---------
                                                                                                                          1,051,252
                                                                                                                          =========


                                                                                  MOODY'S              PRINCIPAL
                                                                                  RATING (A)           AMOUNT            VALUE
                                                                                  ----------           ------            -----
WIRELESS TELECOMMUNICATION SERVICES - 2.58%
Cellular South Inc.
     Term Loan B due 05/04/11                                      (d)              Ba3                 $  118,500       $  119,537
Centennial Communications Corp.
     Term Loan due 02/09/11                                        (d)              B1                   1,431,496        1,444,022
FairPoint Communications, Inc.
     Term Loan B due 02/08/12                                      (d)              B1                   1,000,000        1,010,313
Hawaiian Telcom, Inc.
     Term Loan B due 10/31/12                                      (d)              B1                     250,000          252,656
Nextel Partners, Inc.
     Term Loan D due 05/31/12                                      (d)              Ba2                    250,000          251,094
SBA Communications Corp.
     Term Loan D due 10/31/08                                      (d)              B1                   2,304,167        2,318,568
Valor Telecommunications, LLC
     Term Loan B due 02/14/12                                      (d)              Ba3                    821,667          831,204
                                                                                                                          ---------
                                                                                                                          6,227,394
                                                                                                                          =========

Total Senior Secured Floating Rate Interests (Cost $230,609,361)                                                        229,338,232
                                                                                                                        ===========

FLOATING RATE NOTES - 3.15%
BROADCASTING & CABLE TV - 1.25%
EchoStar Communications Corp.,
     Sr. Unsec. Floating Rate Global Notes,
     6.75%, 10/01/08                                               (d)(h)           Ba3                  2,000,000        2,050,000
Paxson Communications Corp.,
     Sr. Sec. Floating Rate Notes,
     6.35%, 01/15/10
     (Acquired 01/13/04; Cost $951,000)                            (d)(h)(i)        B1                     951,000          955,755
                                                                                                                          ---------
                                                                                                                          3,005,755
                                                                                                                          =========

COMMUNICATIONS EQUIPMENT - 0.97%
Qwest Corp.
     Sr. Floating Rate Notes,
     7.12%, 06/15/13
     (Acquired 06/27/05; Cost $2,250,000)                          (d)(h)(i)        Ba3                  2,250,000        2,351,250

INTEGRATED TELECOMMUNICATION SERVICES - 0.21%
Time Warner Telecom Inc.
     Sr. Sec. Second Priority Floating Rate Global Notes,
     7.79%, 02/15/11                                               (d)(h)           B1                     500,000          515,000

WIRELESS TELECOMMUNICATION SERVICES - 0.72%
Rogers Wireless Communications Inc. (Canada),
     Sr. Sec. Floating Rate Global Notes,
     7.00%, 12/15/10                                               (d)(h)           Ba3                  1,000,000        1,042,500
Rural Cellular Corp.,
     Sr. Sec. Floating Rate Global Notes,
     8.37%, 03/15/10                                               (d)(h)           B2                     670,000          693,450
                                                                                                                          ---------
                                                                                                                          1,735,950
                                                                                                                          =========

Total Floating Rate Notes (Cost $7,371,000)                                                                               7,607,955
                                                                                                                          =========


                                                                                                                         MARKET
                                                                                                       SHARES            VALUE
                                                                                                       ------            -----
DOMESTIC STOCKS - 0.33%
ENVIRONMENTAL & FACILITIES SERVICES - 0.33%
Safety-Kleen Corp.
     (Acquired 12/24/03; Cost $2,062,077)                          (d)(g)(i)(j)                            102,803        $ 746,350
Safety-Kleen Corp.-Pfd.
     (Acquired 12/24/03; Cost $286,280)                            (d)(g)(i)(j)                              1,751           43,775
                                                                                                                            -------
                                                                                                                            790,125
                                                                                                                            =======

Total Domestic Stocks (Cost $2,348,357)                                                                                     790,125
                                                                                                                            =======

MONEY MARKET FUNDS-1.68%
Liquid Assets Portfolio-Institutional Class                        (k)                                   2,031,364        2,031,364
STIC Prime Portfolio-Institutional Class                           (k)                                   2,031,364        2,031,364
                                                                                                         =========        =========

Total Money Market Funds (Cost $4,062,728)                                                                                4,062,728
                                                                                                                          =========
TOTAL INVESTMENTS - 100.00% (Cost $244,391,446)                                                                       $ 241,799,040
                                                                                                                      =============

ABBREVIATIONS:

DIP        - Debtor-in-possession
Pfd.       - Preferred
Sec.       - Secured
Sr.        - Senior
Syn LC     - Synthetic Letter of Credit
Unsec.     - Unsecured

Notes to Schedule of Investments:

(a)   Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").

(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2005 was $235,496,910, which represented 97.39% of the Fund's Total Investments. See Note 1A.

(e)   A portion of this holding is subject to unfunded loan commitments. See
      Note 3.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2005 represented 0.93% of the Fund's Total Investments. See
      Note 1A.

(g)   Consists of more than one class of securities traded together as a unit.

(h) Interest rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2005.

(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $4,097,130, which represented 1.69% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(j)   Non-income producing security.

(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

       See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund invests primarily in senior secured floating rate loans ("Corporate Loans") and senior secured floating rate debt securities ("Corporate Debt Securities") that meet credit standards established by its investment advisor, A I M Advisors, Inc. ("AIM") and its sub-advisor, INVESCO Senior Secured Management, Inc. ("ISSM"). ISSM, under the supervision of AIM, values the Corporate Loans and Corporate Debt Securities in accordance with guidelines adopted and periodically reviewed by the Fund's Board of Trustees. Under the Fund's current guidelines, Corporate Loans and Corporate Debt Securities for which an active secondary market exists to a reliable degree in the opinion of ISSM and for which ISSM can obtain one or more quotations from banks or dealers in Corporate Loans and Corporate Debt Securities will be valued by ISSM utilizing daily bid quotes. With respect to illiquid securities, i.e., Corporate Loans and Corporate Debt Securities for which an active secondary market does not exist to a reliable degree in the opinion of ISSM, and with respect to securities whose bid quotes ISSM believes do not accurately reflect fair value, such Corporate Loans and Corporate Debt Securities will be valued by ISSM at fair value, as determined in good faith by or under the supervision of the Board of Trustees pursuant to procedures specifically authorized by the Board of Trustees, and which is intended to approximate market value. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. ISSM believes that intermediate participants (defined below in Note 1D) selling Corporate Loans or otherwise involved in a Corporate Loan transaction may tend, in valuing Corporate Loans for their own accounts, to be less sensitive to interest rate and credit quality changes and, accordingly, ISSM may not rely solely on such valuations in valuing the Corporate Loans for the Fund's account.
            Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Facility fees received may be amortized over the life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., included in the Statement of Operations, are recorded as income when received by the Fund. Dividend income is recorded on the ex-dividend date.
          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and AIM. The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class.
          The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS - The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

D. INTERMEDIATE PARTICIPANTS - The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2 - INVESTMENTS IN AFFILIATES
The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

                                                                              CHANGE IN
                                 MARKET                         PROCEEDS      UNREALIZED       MARKET
                                  VALUE         PURCHASES         FROM       APPRECIATION       VALUE      DIVIDEND      REALIZED
FUND                            12/31/04         AT COST         SALES       (DEPRECIATION)   09/30/05      INCOME      GAIN (LOSS)
----                            --------         -------         -----       --------------   --------      ------      -----------

Liquid Assets                  $1,100,447    $ 55,483,891   $ (54,552,974)           $--    $2,031,364     $20,940            $--
Portfolio-Institutional
Class

STIC Prime                      1,100,447      55,483,891     (54,552,974)            --     2,031,364      21,060             --
Portfolio-Institutional
Class
                               ----------    ------------   -------------            ---    ----------     -------            ---
   TOTAL                       $2,200,894    $110,967,782   $(109,105,948)           $--    $4,062,728     $42,000            $--
                               ==========    ============   =============            ===    ==========     =======            ===

NOTE 3 - UNFUNDED LOAN COMMITMENTS
As of September 30, 2005, the Fund had unfunded loan commitments of $1,886,555, which could be extended at the option of the borrower, pursuant to the following loan agreements with following borrowers:

                                                                       UNFUNDED
BORROWER                                                             COMMITMENTS
--------                                                             -----------
AMF Bowling Worldwide, Inc.                                           $  485,000
Federal-Mogul Corp.                                                       61,238
Key Energy Services, Inc.                                                598,850
MotorCity Casino                                                         240,261
Warner Chilcott PLC (United Kingdom)                                     160,778
Yonkers Racing Corp.                                                     340,428
                                                                     -----------
                                                                     $ 1,886,555
                                                                     ===========

NOTE 4 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $106,790,382 and $131,816,943, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities                $   2,311,137
Aggregate unrealized (depreciation) of investment securities                 (4,787,317)
                                                                          -------------
Net unrealized appreciation (depreciation) of investment securities       $  (2,476,180)
                                                                          =============
Cost of investments for tax purposes is $244,275,220.

Item 2.  Controls and Procedures.

    (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Floating Rate Fund

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.